General Information and Basis of Presentation - Additional Information (Detail) - Variable Interest Entity [Member] ¥ in Millions	12 Months Ended
Dec. 31, 2024 CNY (¥)
Description Of General Information And Basis Of Presentation [Line Items]
Proportion of ownership interest in subsidiary	100.00%
Consideration transferred, acquisition-date fair value	¥ 0.6
Equity Interest Pledge Agreements [Member]
Description Of General Information And Basis Of Presentation [Line Items]
Proportion of ownership interest in subsidiary	100.00%